Inventories (Tables)	12 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Schedule of inventory
	June 30, 2021	June 30, 2020
Merchant products	$1,045,478	$968,642
Raw materials	10,136	18,542
Packaging and other supplies	367,622	376,394
Other products	43,760	40,004
	1,466,996	1,403,582
Less: inventory write-down	-	-
	$1,466,996	$1,403,582